Other Operating Revenue (Expenses) and Other (Losses) Gain, Net - Schedule of Other Operating Expenses (Details) - Other Operating Revenue [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Expenses [Line Items]
Restructuring expenses		$ (66,166)	$ (30,451)	$ (15,211)
Other provisions	[1]	(13,521)	(1,594)	(928)
Other	[2]	(39,672)	(75,388)	(64,013)
Total other operating expenses		(119,359)	(107,433)	(80,152)
Tax on wealth		(24,713)	(22,719)	(21,239)
Fees for the registration process in the New York and …Sao Paulo Stock Exchanges		(12,952)	(46,531)	(34,527)
Fees for projects for the implementation of norms and laws		(1,157)	(7,747)	(9,355)
Others		(850)	1,609	1,108
Total others		$ (39,672)	$ (75,388)	$ (64,013)

[1]	Corresponds to the store and shop closure plan.
[2]	Corresponds: